Annual Total Returns[BarChart] - Small Cap Growth Stock Portfolio - Small Cap Growth Stock Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.78%)	9.48%	38.60%	8.66%	0.32%	12.25%	21.61%	(11.71%)	35.69%	33.47%